Investments - Additional Information (Detail) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 27, 2021	Sep. 29, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Oct. 31, 2021	Jul. 31, 2021	Jul. 31, 2020	Apr. 30, 2020
Investments [Line Items]
Aggregate fair value investment			$ 398,743,000		$ 398,743,000		$ 188,978,000	$ 93,445,000
Carrying value of long-term investment			$ 0		$ 0		$ 100,563,000	$ 0
Common stock			692,012,183		692,012,183		651,576,293	628,779,048
Datavant Merger [Member]
Investments [Line Items]
Proceeds from sale of investment	$ 320,000,000
Gain on measurement of investment					$ 443,800
Datavant Merger Combined [Member] | Combined Company [Member]
Investments [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			17.00%		17.00%
Other Investments [Member]
Investments [Line Items]
Aggregate fair value investment			$ 7,900,000		$ 7,900,000		$ 11,100,000	$ 8,900,000
Arbutus Biopharma Corporation [Member]
Investments [Line Items]
Common stock Owned, Balance, Shares of Arbutus			38,847,462		38,847,462
Preferred stock Owned, Balance, Shares of Arbutus									1,164,000
Premium on the conversion price, percentage		15.00%
Annual compounded conversion rate for preferred share							8.75%
Conversion price							$ 7.13
Closing price		$ 6.20
Ownership interest, percentage				49.90%		49.90%
Maximum allowed ownership interest percentage						49.99%
Aggregate fair value investment			$ 151,100,000		$ 151,100,000		$ 129,400,000	39,200,000
Unrealized gain (loss) on investments			$ 15,600,000	$ 16,300,000	$ 21,700,000	$ 98,700,000	$ 90,200,000	$ (99,900,000)
Closing price of common stock			$ 3.89		$ 3.89		$ 3.33	$ 1.01
Equity method investment ownership percentage			27.00%		27.00%
Common stock							16,013,540	16,013,540
Preferred stock							1,164,000	1,164,000
Investment owned conversion from preferred stock into common stock									22,833,922
Sio Gene Therapies Inc [Member]
Investments [Line Items]
Ownership interest, percentage			25.00%		25.00%
Aggregate fair value investment			$ 24,000,000.0		$ 24,000,000.0		$ 48,500,000	$ 45,300,000
Unrealized gain (loss) on investments			$ 16,300,000	$ 34,200,000	$ 24,500,000	6,300,000	$ 3,200,000	$ (31,600,000)
Closing price of common stock			$ 1.29		$ 1.29		$ 2.61	$ 2.44
Gain on deconsolidation								$ 107,300,000
Datavant Holdings, Inc [Member]
Investments [Line Items]
Aggregate fair value investment	224,100,000		$ 215,700,000		$ 215,700,000							$ 99,000,000.0
Unrealized gain (loss) on investments			$ 4,300,000		$ 8,400,000
Preferred stock issued and sold											639,140
Gain on deconsolidation						$ 86,500,000	$ 86,500,000
Preferred stock issued and sold												13,411,311
Carrying value of long-term investment	$ 100,600,000						$ 100,600,000
Datavant Holdings, Inc [Member] | Series B Preferred Stock [Member]
Investments [Line Items]
Preferred stock issued and sold												13,411,311
Gross proceeds from issuance of stock												$ 27,200,000
Preferred stock issued and sold										639,140		1,065,234
Total purchase price												$ 2,500,000
Issued relating to the conversion of certain liability instruments												1,800,253